UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2010

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (July 14, 2010)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 51
Form 13F Information table Value Total(x 1000): $699,382



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other



SPDR TR			Comm	78462F103	178,406	 	1,728,406 	X    1,728,406
IShares MSCIEmerg Mkt 	Comm	464287234	 78,876	 	2,113,498	X    2,113,498
ISHARES S&P 500 INDEX	Comm	464287200	 60,670	 	  586,412	X      586,412
ISHARES RUSSEL VAL	Comm	464287598	 50,388	 	  929,500	X      929,500
ISHARES S&P 100 INDEX	Comm	464287101	 42,802	 	  913,200	X      913,200
SPDR CONSUMER STAPLES	Comm	81369Y308	 40,251	 	1,578,476	X    1,578,476
SPDR FINANCIAL INDEX	Comm	81369Y605	 31,827	 	2,304,603	X    2,304,603
SPDR HEALTH CARE	Comm	81369Y209	 27,558		  977,221	X      977,221
ENERGY SELECT SECTOR	Comm	81369Y506	 23,447		  471,963	X      471,963
VANGUARD LARGE CAPE	Comm	922908637	 21,510		  458,744	X      458,744
SPDR INDUSTRIAL		Comm	81369Y704	 18,738		  683,107	X      683,107
SPDR TECHNOLOGY INDEX	Comm	81369Y803	 16,921		  829,482	X      829,482
SPDR UTILITIES INDEX	Comm	81369Y886	 16,381		  579,643	X      579,643
NOKIA CORP		Comm	654902204	  3,570		  438,000	X      438,000
GENERAL ELEC CO		Comm	369604103	  3,475		  241,000	X      241,000
SUNCOR ENERGY INC	Comm	867224107	  3,106		  105,500	X      105,500
INSULET			Comm	45784P101	  3,105		  206,315	X      206,315
MONSANTO CO		Comm	61166W101	  3,050		   66,000	X	66,000
NEUROGESX INC		Comm	641252101	  3,043		  459,032	X      459,032
WEATHERFORD INTERNL	Comm	H27013103	  2,782		  211,700	X      211,700
ENTROPIC COMMUNICATIONS	Comm	29384R105	  2,577		  406,444	X      406,444
BOSTON SCIENTIFIC CORP	Comm	101137107	  2,488		  429,000	X      429,000
CITIGROUP INC		Comm	172967101	  2,256		  600,000	X      600,000
SPDR TR			Comm	74347R107	  1,932		   60,000	X	60,000
Consumer Disc Select SP	Comm	81369Y407	  1,918		   65,827	X	65,827
DEERE & COMPANY		Comm	244199105	  1,889	 	   33,930	X	33,930
AMR CORP		Comm	001765106	  1,864		  275,000	X      275,000
MERCK & CO INC		Comm	58933Y105	  1,748		   50,000	X	50,000
CISCO SYS INC		Comm	17275R102	  1,688		   79,200	X	79,200
STARBUCKS CORP		Comm	855244109	  1,677		   69,000	X	69,000
MATERIALS SELECT SPDR	Comm	81369Y100	  1,674		   59,005	X	59,005
Hess Corporation	Comm	42809H107	  1,661		   33,000	X	33,000
NVIDIA CORPORATION	Comm	67066G104	  1,634		  160,000	X      160,000
ALLSTATE CORP		Comm	020002101	  1,436		   50,000	X	50,000
NABORS INDUSTRIES	Comm	G6359F103	  1,410		   80,000	X	80,000
BANKAMERICA CORP	Comm	060505104	  1,394		   97,000	X	97,000
AETNA INC		Comm	00817Y108	  1,253		   47,500	X	47,500
S&P Homebuilders ETF	Comm	78464A888	  1,117		   78,000	X	78,000
AMGEN INC		Comm	031162100	  1,052		   20,000	X	20,000
SUNPOWER CORPORATION	Comm	867652109	    976		   80,700	X	80,700
NEW YORK TIMES CO	Comm	650111107	    958		  110,700	X      110,700
CBS Corporation		Comm	124857202	    908		   70,200	X	70,200
VALERO ENERGY		Comm	91913Y100	    719		   40,000	X	40,000
EXXON MOBIL CORPORATION	Comm	30231G102	    571		   10,000	X	10,000
DELL COMPUTER CORP	Comm	24702R101	    543		   45,000	X	45,000
MASCO CORP		Comm	574599106	    516		   48,000	X	48,000
MICROSOFT CORP		Comm	594918104	    502		   21,800	X	21,800
BOEING COMPANY		Comm	097023105	    412		    6,570	X	 6,570
The Mosaic Company	Comm	61945A107	    273		    7,000	X	 7,000
NOMURA HOLDINGS INC-ADR	Comm	65535H208	    218		   40,000	X	40,000
MOLSON COORS BREWING -B	Comm	60871R209	    212	  	    5,000	X	 5,000


GRAND TOTALS				        699,382

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